SIGNIFICANT ACCOUNTING POLICIES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue recognition:
Shipping and handling costs	$ 46,525	$ 45,367	$ 45,072
Cash and cash equivalents:
Maximum original maturity period of temporary cash investments classified as cash equivalents	3 months
Investments:
Marketable securities, maximum maturity period	3 years
Inventories:
Inventories at cost, last-in, first-out (LIFO) method	65,545	58,038
Excess of current cost over LIFO cost of inventories	18,117	20,926
Foreign inventories at cost, first-in, first-out (FIFO) method	$ 4,834	$ 3,818